Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill
Goodwill
14. Goodwill
The changes in the carrying amount of goodwill are as follows, with information retrospectively adjusted in accordance with the segment changes as disclosed in Note 33:

	JD Retail	JD Logistics	New Businesses	Total

	(RMB in millions)
Balance as of December 31, 2019
Goodwill	6,651	—	2,593	9,244
Accumulated impairment loss	(7)	—	(2,593)	(2,600)

	6,644	—	—	6,644

Transaction in 2020
Additions	2,627	1,633	—	4,260
Balance as of December 31, 2020
Goodwill	9,278	1,633	2,593	13,504
Accumulated impairment loss	(7)	—	(2,593)	(2,600)

	9,271	1,633	—	10,904

Transaction in 2021
Additions	1,529	—	—	1,529
Balance as of December 31, 2021
Goodwill	10,807	1,633	2,593	15,033
Accumulated impairment loss	(7)	—	(2,593)	(2,600)

	10,800	1,633	—	12,433

No impairment

loss of goodwill was recorded for the years ended December 31, 2019, 2020 and 2021, respectively.